SCHEDULE OF SERVICE BASED RSU (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of RSUs, Unvested	19,624,750	24,922,100
Weighted average grant date fair value, Unvested	$ 0.26	$ 0.45
Number of RSUs, Granted	4,000,000	7,900,000
Weighted average grant date fair value, Granted	$ 0.01	$ 0.02
Number of RSUs, Vested	(3,837,500)	(1,587,950)
Number of RSUs, Forfeited	(2,378,850)	(11,609,400)
Number of RSUs, Unvested	17,408,400	19,624,750
Weighted average grant date fair value, Unvested	$ 0.27	$ 0.26